3. Trademarks (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Trademarks, beginning balance	$ 30,085	$ 22,592
Trademarks purchased	0
Trademarks, ending balance	30,085	30,085	$ 22,592
Trademarks [Member]
Trademarks, beginning balance	$ 30,085	22,592	20,174
Trademarks purchased		7,493	2,418
Trademarks, ending balance		$ 30,085	$ 22,592